CENTURY CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED OCTOBER 3, 2008
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2008
                          AS SUPPLEMENTED JUNE 16, 2008

The Century Shares Trust, Institutional Shares, Average Annual Total Returns table on page 4 of the prospectus is deleted and replaced with the following:


----------------------------------------------------------------------- --------------- --------------- --------------
INSTITUTIONAL SHARES                                                        1 YEAR         5 YEARS        10 YEARS
----------------------------------------------------------------------- --------------- --------------- --------------
Return Before Taxes                                                         6.67%           11.91%          6.78%
----------------------------------------------------------------------- --------------- --------------- --------------
Return After Taxes on Distributions                                         3.06%           9.30%           4.46%
----------------------------------------------------------------------- --------------- --------------- --------------
Return After Taxes on Distributions and Sale of Fund Shares                 9.24%           10.15%          5.25%
----------------------------------------------------------------------- --------------- --------------- --------------
S&P 500 Index* (reflects no deduction for fees, expenses or taxes)          5.49%           12.83%          5.91%
----------------------------------------------------------------------- --------------- --------------- --------------


The Century Small Cap Select Fund, Institutional Shares, Average Annual Total Returns table on page 8 of the prospectus is deleted and replaced with the following:

----------------------------------------------------------------------- --------------- --------------- --------------
INSTITUTIONAL SHARES                                                        1 YEAR         5 YEARS          SINCE
                                                                                                          INCEPTION
----------------------------------------------------------------------- --------------- --------------- --------------
Return Before Taxes                                                         2.85%           14.17%         15.55%
----------------------------------------------------------------------- --------------- --------------- --------------
Return After Taxes on Distributions                                         1.26%           12.93%         14.57%
----------------------------------------------------------------------- --------------- --------------- --------------
Return After Taxes on Distributions and Sale of Fund Shares                 3.69%           12.09%         13.63%
----------------------------------------------------------------------- --------------- --------------- --------------
Russell 2000 Growth Index* (reflects no deduction for fees, expenses        7.05%           16.50%          2.01
or taxes)
----------------------------------------------------------------------- --------------- --------------- --------------

The section of the Prospectus entitled "Purchasing Shares" is amended by adding the following paragraph:

         If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly account statements detailing all transactions completed during the prior quarter. Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) may be confirmed only on quarterly account statements. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        CENTURY CAPITAL MANAGEMENT TRUST

                       SUPPLEMENT DATED SEPTEMBER 16, 2008
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2008
                          AS SUPPLEMENTED JUNE 16, 2008

The Statement of Additional Information dated February 28, 2008 is amended as follows:

The information regarding the Chief Compliance Officer of the Trust set forth in the chart on page 19 of the Statement of Additional Information is deleted and replaced with the following:


Maureen E. Kane (46)                                 General Counsel, Century Capital Management, LLC                      N/A
Chief Legal Officer, 2006 to present;                (2004-present); prior thereto, Vice President,
Secretary, 2007 to present                           Deutsche Asset Management (1997-2004).

Beth Lehman (37)                                     Chief Compliance Officer, Century Capital Management, LLC,            N/A
Chief Compliance Officer, 2008 to                    (2008-present); prior thereto, Staff Attorney and Senior
present                                              Counsel, U.S. Securities and Exchange Commission (2001-2008).


(4) Positions with Century Capital Management, LLC are positions with an entity that may be deemed to be an "affiliated person" of the Trust, or an "affiliated person" of an "affiliated person" of the Trust, within the meaning of the 1940 Act.

In addition, on page 21 of the Statement of Additional Information, the first sentence of the second paragraph under the heading "Compensation" is deleted and replaced with the following:

         Messrs. Fulkerson and Thorndike, Ms. Smith, Ms. Kane and Ms. Lehman, because of their affiliations with the Adviser, will receive no compensation from the Trust (or any series thereof) for serving as Trustees and/or officers of the Trust.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.